EMPLOYEE BENEFITS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions
DEFINED BENEFIT PLAN DISCLOSURE
Maximum percentage of final average pay at which annual benefit accrues	60.00%
Number of employees with Special Master's mandate compliance to freeze future benefits	100
Annual pay credit percentage to be applied to participant's cash balance	6.00%
Non U.S. Pension Plans
Change in projected benefit obligation:
Benefit obligation, beginning of year	$ 1,981	$ 2,313
Service cost	66	137	121
Interest cost	37	59	60
Actuarial (gain) loss	(7)	(6)
Benefits paid:
AIG assets	(26)	(52)
Plan assets	(48)	(57)
Plan amendment	(11)
Settlements	(56)	(28)
Foreign exchange effect	80	37
Dispositions	(888)	(736)
Acquisitions		329
Other	9	(15)
Projected benefit obligation, end of year	1,137	1,981	2,313
Change in plan assets:
Fair value of plan assets, beginning of year	954	750
Actual return on plan assets, net of expenses	3	(3)
AIG contributions	100	161
Benefits paid:
AIG assets	(26)	(52)
Plan assets	(48)	(57)
Settlements	(56)	(27)
Foreign exchange effect	45	39
Dispositions	(295)	(159)
Acquisitions		303
Other	6	(1)
Fair value of plan assets, end of year	683	954	750
Funded status, end of year	(454)	(1,027)
Amounts recognized in the consolidated balance sheet:
Assets	80	43
Liabilities	(534)	(1,070)
Total amounts recognized	(454)	(1,027)
Pre tax amounts recognized in Accumulated other comprehensive income (loss):
Net gain (loss)	(272)	(539)
Prior service (cost) credit	30	36
Total amounts recognized	(242)	(503)
Projected benefit obligation for unfunded plan	267	627
Reduction in funded status	(614)
Japanese Non-U.S. Pension Plans
Pre tax amounts recognized in Accumulated other comprehensive income (loss):
Projected benefit obligation for unfunded plan	86	454
Unfunded projected benefit obligation to total projected benefit obligations (as a percent)	32.00%	72.00%
U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Eligibility age (in years)	21
Requisite service period to participate in the plan (in months)	12
Period of service after which plan gets vested (in years)	5
Retirement age (in years)	65
Unreduced benefits, maximum services credited (in years)	44
Change in projected benefit obligation:
Benefit obligation, beginning of year	3,878	3,687
Service cost	150	150	155
Interest cost	207	216	219
Actuarial (gain) loss	653	305
Benefits paid:
AIG assets	(8)	(10)
Plan assets	(118)	(115)
Plan amendment	(324)
Curtailments		(73)
Settlements		(282)
Projected benefit obligation, end of year	4,438	3,878	3,687
Change in plan assets:
Fair value of plan assets, beginning of year	3,425	3,362
Actual return on plan assets, net of expenses	125	456
AIG contributions	8	11
Benefits paid:
AIG assets	(8)	(10)
Plan assets	(118)	(115)
Settlements		(279)
Fair value of plan assets, end of year	3,432	3,425	3,362
Funded status, end of year	(1,006)	(453)
Amounts recognized in the consolidated balance sheet:
Liabilities	(1,006)	(453)
Total amounts recognized	(1,006)	(453)
Pre tax amounts recognized in Accumulated other comprehensive income (loss):
Net gain (loss)	(1,550)	(838)
Prior service (cost) credit	303	(13)
Total amounts recognized	(1,247)	(851)
Projected benefit obligation for unfunded plan	210	219
Non U.S. Postretirement Plans
Change in projected benefit obligation:
Benefit obligation, beginning of year	66	106
Service cost	4	8	11
Interest cost	2	4	4
Actuarial (gain) loss	7	(10)
Benefits paid:
AIG assets	(1)	(1)
Plan amendment		(1)
Foreign exchange effect	1	5
Dispositions	(30)	(45)
Other	3
Projected benefit obligation, end of year	52	66	106
Change in plan assets:
AIG contributions	1	1
Benefits paid:
AIG assets	(1)	(1)
Funded status, end of year	(52)	(66)
Amounts recognized in the consolidated balance sheet:
Liabilities	(52)	(66)
Total amounts recognized	(52)	(66)
Pre tax amounts recognized in Accumulated other comprehensive income (loss):
Net gain (loss)	(2)	3
Prior service (cost) credit	1	1
Total amounts recognized	(1)	4
U.S. Postretirement Plans
DEFINED BENEFIT PLAN DISCLOSURE
Minimum requisite service period to participate in the plan (in years)	10
Change in projected benefit obligation:
Benefit obligation, beginning of year	279	274
Service cost	8	8	8
Interest cost	13	15	16
Actuarial (gain) loss	6	3
Benefits paid:
AIG assets	(7)	(13)
Plan amendment	(63)
Curtailments		(3)
Settlements		(5)
Projected benefit obligation, end of year	236	279	274
Change in plan assets:
AIG contributions	7	13
Benefits paid:
AIG assets	(7)	(13)
Funded status, end of year	(236)	(279)
Amounts recognized in the consolidated balance sheet:
Liabilities	(236)	(279)
Total amounts recognized	(236)	(279)
Pre tax amounts recognized in Accumulated other comprehensive income (loss):
Net gain (loss)	(18)	(11)
Prior service (cost) credit	48	(15)
Total amounts recognized	$ 30	$ (26)